ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Components of accrued expenses

(in thousands of $)	2017	2016
Vessel operating and drydocking expenses	10,978	8,063
Administrative expenses	9,572	8,826
Interest expense	84,249	60,634
Current tax payable	1,096	939
	105,895	78,462